RICHARD GOODNER
Attorney at Law

6608 Emerald Drive
Colleyville, Texas 76034
(214) 587-0653 (phone)
(817) 488-2453 (fax)

February 22, 2010

United States Securities and Exchange Commission

Judiciary Plaza
100 F Street, N.W.
Washington, D.C. 20549

Re:	SMSA Crane Acquisition Corp.
Amendment No. 1 to the Registration Statement on Form 10/A
SEC File No. 0-53800

Dear Sir/Madam:

On behalf of SMSA Crane Acquisition Corp., (the “Registrant”), we herewith file with the Securities and Exchange Commission the Registrant’s Amendment No. 1 to the Registration Statement on Form 10/A. Also we are filing the response letter of the Registrant dated February 22, 2010 to the Staff’s Comments in the letter dated February 2, 2010. If the Staff has any questions or comments, please contact the undersigned at telephone 214-587-0653 or fax 817-488-2453.

Yours very truly,

/s/ Richard B. Goodner

Richard B. Goodner